Impairment, Restructuring Charges and Other Related Closure Costs (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring And Related Activities [Abstract]
Summary of Impairment, Restructuring Charges and Other Related Closure Costs

Impairment, restructuring charges and other related closure costs incurred in 2019, 2018 and 2017 are summarized as follows:

Year ended December 31, 2019	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	2	—	2
Long-lived asset impairment charge	(7)	—	—	(7)
Total	(7)	2	—	(5)

Year ended December 31, 2018	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	(19)	—	(19)
Long-lived asset impairment charge	(2)	—	—	(2)
Total	(2)	(19)	—	(21)

Year ended December 31, 2017	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	(34)	—	(34)
EPS restructuring plan	—	5	—	5
$600-650 million net opex plan	—	—	(3)	(3)
Other restructuring initiatives	—	(13)	—	(13)
Total	—	(42)	(3)	(45)

Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2017 to December 31, 2019 are summarized as follows:

	Set-top Box restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2017	39	13	52
Charges incurred in 2018	19	—	19
Amounts paid	(22)	(11)	(33)
Currency translation effect	(2)	(1)	(3)
Provision as at December 31, 2018	34	1	35
Adjustment for unused provisions	(2)	—	(2)
Amounts paid	(20)	(1)	(21)
Currency translation effect	(1)	—	(1)
Provision as at December 31, 2019	11	—	11